Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Private Placement
Private Placement

Note 4 — Private Placement

On February 12, 2019, the Company sold 4,000,000 Private Placement Warrants to the Sponsor and the Anchor Investors at $1.50 per warrant, generating gross proceeds of $6.0 million in the Private Placement. On February 19, 2019, in connection with the full exercise of the over-allotment option by the underwriters, the Sponsor and the Anchor Investors purchased 600,000 additional Private Placement Warrants, which generated additional gross proceeds of $900,000.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share. A portion of the net proceeds from the Private Placement was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

Note 4 — Private Placement

On February 12, 2019, the Company sold 4,000,000 Private Placement Warrants to the Sponsor and the Anchor Investors at $1.50 per warrant, generating gross proceeds of $6.0 million in the Private Placement. On February 19, 2019, in connection with the full exercise of the over-allotment option by the underwriters, the Sponsor and the Anchor Investors purchased 600,000 additional Private Placement Warrants, which generated additional gross proceeds of $900,000.

Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share. A portion of the net proceeds from the Private Placement was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.